Related Party Transaction - Schedule of Related Party Transaction (10K) (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Related Party Transaction - Schedule Of Related Party Transaction 10k Details
Paid through advances to (payments to third parties made on behalf of) IEG Holdings Limited ACN 131 987 838	$ 1,074,937
Offset amounts owed from Company shareholders who are also creditors of IEG Holdings Limited ACN 131 987 838	$ 425,063